Services [Member] Expense Example - Services - BLACKROCK TACTICAL OPPORTUNITIES FUND - SERVICE	Apr. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 99
Expense Example, with Redemption, 3 Years	311
Expense Example, with Redemption, 5 Years	541
Expense Example, with Redemption, 10 Years	$ 1,200